Earnings (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Earnings Per Share [Line Items]
Number of options settled upon vesting by the issuance of new common shares	4,977,000	2,697,000	359,000
Equity Option
Earnings Per Share [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested During Period	346,264
Restricted Share Unit
Earnings Per Share [Line Items]
Number of options settled upon vesting by the issuance of new common shares	16,210,460